Bank Loans and Borrowings and Lease Liability - Summary of Detailed Information about Borrowing (Detail) - Boa Vista Servicos S A [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Beginning of the period	R$ 2,788
Payment of bank loans and borrowings	(2,862)
Interest paid	(113)
Interest expense	57
Transaction costs related to bank loans and borrowings	130
End of the period	R$ 0